Note 2 - Significant Accounting Policies: Accounting Method (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Accounting Method	Accounting Method The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected an December 31 year-end.